Profit-Sharing Plan - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan [Abstract]
Profit Sharing 401(k) Plans Description	The Company has 401(k) profit-sharing plans covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the plans during the three months ended March 31, 2024 and 2023.		The Company has 401(k) profit-sharing plans covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the 401(k) profit- sharing plans during the years ended December 31, 2023 and 2022.
401(k) Profit sharing plans, employer contribution	$ 0	$ 0	$ 0	$ 0